Average Annual Total Returns - First Trust Global Tactical Commodity Strategy Fund	First Trust Global Tactical Commodity Strategy Fund 1 Year	First Trust Global Tactical Commodity Strategy Fund 5 Years	First Trust Global Tactical Commodity Strategy Fund Since Inception	First Trust Global Tactical Commodity Strategy Fund Inception Date	First Trust Global Tactical Commodity Strategy Fund After tax on distributions 1 Year	First Trust Global Tactical Commodity Strategy Fund After tax on distributions 5 Years	First Trust Global Tactical Commodity Strategy Fund After tax on distributions Since Inception	First Trust Global Tactical Commodity Strategy Fund After tax on distributions and sale of fund shares 1 Year	First Trust Global Tactical Commodity Strategy Fund After tax on distributions and sale of fund shares 5 Years	First Trust Global Tactical Commodity Strategy Fund After tax on distributions and sale of fund shares Since Inception	Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P GSCI® Total Return Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P GSCI® Total Return Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P GSCI® Total Return Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	1.74%	(0.50%)	(5.60%)	Oct. 22, 2013	1.74%	(0.73%)	(5.75%)	1.03%	(0.48%)	(4.13%)	(3.12%)	1.03%	(5.89%)	(23.72%)	(1.85%)	(11.74%)	18.40%	15.22%	13.44%